Nature of Business and Organization	12 Months Ended
Jun. 30, 2026
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Regencell Bioscience Holdings Limited (“Regencell” or the “Company” or “we”) is a holding company incorporated as an exempted company on October 30, 2014, under the laws of the Cayman Islands and holding all of the outstanding share capital of Regencell Limited, established under the laws of Hong Kong on November 20, 2014, and Regencell Bioscience Limited, established under the laws of Hong Kong on May 12, 2015.

The Company, through its controlling interests in the wholly owned subsidiaries, operates an early-stage bioscience company that focuses on research, development and commercialization of Traditional Chinese Medicine (“TCM”) for the global treatment of neurocognitive disorder and degeneration, specifically for Attention Deficit Hyperactivity Disorder (“ADHD”) and Autism Spectrum Disorder (“ASD”). The Company is in the research and development stage and has not yet generated any revenue since inception.

In January 2018, the Company entered into Strategic Partnership Agreement with Mr. Sik-Kee Au (the “TCM Practitioner”), the father of Mr. Yat-Gai Au, CEO and director of the Company. Pursuant to the Strategic Partnership Agreement, the Company has exclusive rights including the intellectual property rights and ownership of all his TCM formula. Any inventions, TCM formula, utilities, models’ improvements, research, discoveries, designs, processes, methods of manufacture, and products conceived or made by the TCM Practitioner in relation to TCM shall be the sole and exclusive property of the Company.

The Strategic Partnership Agreement does not have a termination date and will remain effective indefinitely under the Hong Kong law. The Strategic Partnership Agreement can be amended or terminated by the mutual written agreement of the parties without breach. Pursuant to the Strategic Partnership Agreement, in exchange for the rights, the Company is required to donate three percent (3.0%) of net revenue that the Company generates in association with the use and/or commercialization of the TCM formula to any of charitable institutions and/or trusts of a public character anywhere in the world at the sole and absolute choice of the TCM Practitioner and in such proportion at the sole and absolute discretion of the TCM practitioner on a yearly basis. The Company also undertakes to pay for all reasonable costs and expenses incurred by the TCM Practitioner in relation to the research and development of the TCM formula for ADHD and ASD. All research and development costs and expenses incurred by the TCM Practitioner are charged to operations as incurred.

On July 20, 2021, the Company consummated its Initial Public Offering (“IPO”) of 87,400,000 (after giving retroactive effect to the 38-for-1 forward stock split) ordinary shares, $0.00001 par value (“Ordinary Shares”) at a price of $0.25 (after giving retroactive effect to the 38-for-1 forward stock split) per share. The gross proceeds from IPO were approximately $21.85 million with net proceeds of approximately $19.82 million. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “RGC”. Additional net proceeds of approximately $2.85 million were received on August 20, 2021 from the issuance of the overallotment of 12,350,000 (after giving retroactive effect to the 38-for-1 forward stock split) Ordinary Shares. 12,999,990 (after giving retroactive effect to the 38-for-1 forward stock split) Ordinary Shares were issued to Mr. Yat-Gai Au upon the automatic conversion of $3,250,000 principal amount of the shareholder loan under the conversion note that was issued to Mr. Yat-Gai Au at a price of $0.25 (after giving retroactive effect to the 38-for-1 forward stock split) per share.

On September 2, 2021, the Company’s wholly-owned subsidiary, Regencell Bioscience Limited entered into a joint venture agreement with Honor Epic Enterprises Limited to form a joint venture, Regencell Bioscience Asia Limited, under the laws of Hong Kong. The Company held 60% equity interest in Regencell Bioscience Asia Limited. The joint venture ceased business on December 31, 2023 and deregistered on November 1, 2024. The disposition of the joint venture did not have a material impact on the ongoing results of operations of financial results.

On May 22, 2026, the Company completed a registered direct offering, with certain investors for the purchase and sale of 985,222 of our ordinary shares, par value $0.00001 per share, at a purchase price of $20.30 per ordinary share. The aggregate net proceeds to us were approximately $18.62 million.

The Company has funded its operations primarily from the net proceeds from the completion of its IPO. The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of Entity	Principal Activities	Place and Date of Incorporation	Ownership

Regencell Bioscience Limited	Research and Development Day-to-day operations	Hong Kong, incorporated on May 12, 2015	100% owned by Regencell Bioscience Holdings Limited
Regencell Limited	Production and testing laboratory Research and Development	Hong Kong, incorporated on November 20, 2014	100% owned by Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited	Research and Development	Hong Kong, incorporated on September 17, 2021 (Ceased business on December 31, 2023 and deregistered on November 1, 2024)	60% owned by Regencell Bioscience Limited
Regencell Bioscience North America Limited	Research and Development	BVI, incorporated on April 25, 2022	100% owned by Regencell Bioscience Holdings Limited